Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 16, 2006

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2005

DISCLOSURE RELATING TO THE CCM FOCUSED GROWTH FUND

The “Summary Information” table in the Prospectus and the “Principal Investments and Strategies” section of the Fund Summary relating to the CCM Focused Growth Fund are revised to show that the Approximate Number of Holdings of the Fund is 35-45.